Items Held at Fair Value and Remeasurements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Secured borrowings	$ 635,237
Share price	$ 63.81	$ 10.35
$250 Million Convertible Senior Notes
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Secured borrowings	$ 250,000
Convertible senior notes, date of issuance	February 2020
$250 Million Convertible Senior Notes | Private Placement of Convertible Notes
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Secured borrowings	$ 250,000
$400 Million Convertible Senior Notes
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Secured borrowings	$ 400,000
Convertible senior notes, date of issuance	April 2020
$600 Million Convertible Senior Notes
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Secured borrowings	$ 600,000
Convertible senior notes, date of issuance	November 2020
Curiosity China
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Gain (loss) recognized on present value remeasurement	$ (900)	$ (1,600)
Chalhoub
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Gain (loss) recognized on present value remeasurement	$ (287,900)	$ 44,800